As filed with the Securities and Exchange Commission on June 21, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

866-700-6104
Registrant's telephone number, including area code

Date of fiscal year end: 7/31/2005

Date of reporting period: 4/30/2005

Item 1. Schedule of Investments.

THE MEXICO EQUITY AND INCOME FUND, INC.

Schedule of Investments (unaudited)		April 30, 2005

MEXICO - 99.88%	Shares	Value

COMMON STOCKS - 94.67%
Airlines - 7.52%
Cintra, S.A. de C.V.*	2,506,400	$1,339,800
Grupo Aeropuertario del Sureste S.A. de C.V. - Class B	664,800	1,965,658
		3,305,458

Communications - 18.69%
America Movil, S.A. de C.V. - Class L	531,900	1,322,534
America Movil, S.A. de C.V. - Class L ADR	40,580	2,014,797
America Telecom, S.A. de C.V.*	1,365,000	3,690,290
Telefonos de Mexico, S.A. de C.V. - Class L	358,300	609,914
Telefonos de Mexico, S.A. de C.V. - Class L ADR	16,852	571,283
		8,208,818

Cement - 5.95%
Cemex, S.A. de C.V. CPO	363,042	2,614,454

Construction - 7.62%
Corporacion GEO, S.A., de C.V. - Class B*	192,000	399,595
Empresas ICA Sociedad Controladora S.A. de C.V.*	5,668,500	2,112,357
Urbi, Desarrollos Urbanos, S.A. de C.V.*	176,500	837,321
		3,349,273

Financial Groups - 2.87%
Grupo Financiero Banorte, S.A. de C.V. - Class O	195,100	1,260,138

Food, Beverage, and Tobacco - 11.74%
Alsea, S.A. de C.V.	1,041,453	2,072,356
Fomento Economico Mexicano, S.A. de C.V.	218,000	1,114,056
Grupo Embotelladoras Unidas, S.A. de C.V. - Class B	312,900	1,245,260
Grupo Modelo, S.A. de C.V. - Class C	254,500	725,104
		5,156,776

Industrial Conglomerates - 11.32%
Alfa, S.A. - Class A	258,900	1,310,189
Grupo Carso, S.A. de C.V. - Class A1	318,800	1,657,437
Hylsamex, S.A. de C.V. - Class B	326,400	1,084,949
Hylsamex, S.A. de C.V. - Class L*	277,079	920,255
		4,972,830

Media - 4.64%
Grupo Televisa, S.A. ADR	13,000	730,340
Grupo Televisa, S.A. CPO	464,500	1,306,616
		2,036,956

Mining - 7.27%
Grupo Mexico, S.A. de C.V. - Class B	539,900	2,522,726
Industrias Penoles, S.A. de C.V.	143,000	672,576
		3,195,302

Paper & Related Products - 1.26%
Kimberly-Clark de Mexico, S.A. de C.V. - Class A	194,200	552,950

Real Estate - 1.98%
Consorcio ARA, S.A. de C.V. - SER	280,800	867,849

THE MEXICO EQUITY AND INCOME FUND, INC.

Schedule of Investments (unaudited) (continued)		April 30, 2005

COMMON STOCKS (continued)	Shares	Value
Retailing - 13.81%
Organizacion Soriana, S.A. de C.V. - Class B	496,700	1,832,525
Wal-Mart de Mexico, S.A. de C.V. - Class V	1,142,084	4,234,264
		6,066,789

TOTAL COMMON STOCKS (Cost $37,622,759)		41,587,593

CORPORATE BONDS - 4.34%	Titles	Value

Hylsamex, S.A. de C.V., 8.7500%, 03/08/2009	14,015	$466,271
Hylsamex, S.A. de C.V., 8.7500%, 09/08/2009	14,015	466,271
TV Azteca, 12.4300%, 12/15/2011 (a)	11,265,000	975,126
TOTAL CORPORATE BONDS (Cost $1,671,760)		1,907,668

INVESTMENT COMPANIES - 0.87%	Shares

GBM Fondo Corporativo de Liquidez Inmediata S.A. de C.V.
SIID para Personas Morales - Class B*	2,582,088	381,514
TOTAL INVESTMENT COMPANIES (Cost $376,553)

TOTAL MEXICO (Cost $39,671,072)		43,876,775

UNITED STATES - 0.14%	Shares	Value

INVESTMENT COMPANIES - 0.14%

First American Treasury Obligations Fund - Class A (Cost - $62,777)	62,777	$62,777

TOTAL UNITED STATES (Cost $62,777)		62,777

TOTAL INVESTMENTS - 100.02% (Cost $39,733,849)		43,939,552

OTHER LIABILITIES IN EXCESS OF ASSETS - (0.02)%		(10,797)

TOTAL NET ASSETS - 100.00%		$43,928,755

Footnotes and Abbreviations
* - Non-Income producing security.
ADR - American Depository Receipts.
(a) Variable Coupon Rate - The rate is the rate in effect on April 30, 2005.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Mexico Equity and Income Fund, Inc.

By (Signature and Title) /s/Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date June 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date June 16, 2005

By (Signature and Title) /s/Gerald Hellerman
Gerald Hellerman, Chief Financial Officer

Date June 15, 2005